Convertible Debentures And Notes Payable - Additional Information (Detail) (USD $)	1 Months Ended				3 Months Ended		12 Months Ended		89 Months Ended	92 Months Ended			3 Months Ended	1 Months Ended				1 Months Ended		1 Months Ended	12 Months Ended		3 Months Ended
	May 31, 2013	Mar. 27, 2013	Dec. 18, 2012	Feb. 28, 2007	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Dec. 26, 2012	Jun. 03, 2008	Mar. 31, 2013 Liquidated Damages	Mar. 27, 2013 First Installment	May 27, 2013 Final Installment	Apr. 29, 2013 Second Installment	Dec. 31, 2012 Maxim Group Llc	Dec. 18, 2012 Series A Warrant	Dec. 31, 2012 Series A Warrant	Dec. 18, 2012 Series B Warrant	Dec. 31, 2012 Series B Warrant	Nov. 26, 2012 8% Senior Convertible Debentures	Mar. 31, 2013 Debentures	Mar. 25, 2013 Debentures	Mar. 31, 2013 Debentures Elected to continue to receive quarterly interest payment
Convertible Long Term Notes Payable [Line Items]
Notes interest rate																						8.00%
Number of underlying shares to be registered percentage																			100.00%		150.00%
Aggregate principal amount of debt							$ 14,857,200		$ 14,857,200													$ 14,857,200
Initial exercise price of warrants												2.42					0.33	0.50	0.50		0.30
Number of shares called by warrants					108,986,205		110,507,188		110,507,188	108,986,205		196,189					2,270,000	49,524,003	49,524,003		49,524,003
Gross proceeds from issuance on convertible debt and warrant			14,900,000
Placement agent fees and other transaction related expenses			1,200,000
Total value of 2012 Series A & B warrants							(12,430,524)		(12,430,524)								542,530
Common stock issuable percentage																		100.00%		150.00%
Registrable securities percentage							100.00%
Warrant Term							18 months											18 months			18 months
Minimum subsequent equity financing					12,000,000		12,000,000
Debenture conversion feature							7,548,500		7,548,500
Registration payment arrangement default percentage of liquidated damages		2.00%					2.00%
Registration payment arrangement, maximum potential consideration							600,000		600,000		900,000
Debt instrument sold percentage																								80.00%
Per share coversion price for liquidated damages													$ 0.3
Issuance of common shares in lieu of liquidated damages (in shares)														990,477	962,245	1,092,291
Issuance of common shares in lieu of liquidated damages					297,143									297,144	288,674	327,688
Debt instrument, Maturity date, Description																							November or December of 2015
Debt instrument, Interest rate, Effective percentage																							8.00%
Debt instrument, Face amount																							12,230,000		2,627,200
Interest expense, debt					5,100,000
Amortization of debt discount (Premium)					1,900,000		500,000
Proceeds from convertible debt	$ 288,674			$ 3,967,000	$ 0	$ 0	$ 0	$ 0	$ 3,967,000	$ 3,967,000